INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
INCOME TAXES
10. INCOME TAXES

    A breakdown of income tax expense is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Current tax expense	360,443	383,481	347,162
Deferred tax expense/(benefit)	106,556	(17,483)	(4,541)
Taxes relating to prior years	(2,880)	(2,955)	2,276
Total income tax expense	464,119	363,043	344,897

The Group’s Italian entities participate in a group Italian tax consolidation under Ferrari N.V.

Income tax expense amounted to €464,119 thousand, €363,043 thousand and €344,897 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.

Income taxes for the years ended December 31, 2023 and 2024 benefited from the coexistence of two Patent Box tax regimes. The original Patent Box regime, introduced by Italian Law No. 190/2014, was applied by the Group until 2024, granting a tax exemption (up to 50%) on extra profits attributable to eligible intangible assets, with the benefit recognized over three annual installments starting from 2020. In parallel, the new Patent Box regime, regulated by Law Decree No. 146 and effective from October 22, 2021, introduced a 110% super tax deduction for costs related to eligible intangible assets. Italian tax legislation provided for a transitional period allowing both regimes to be applied until 2024, when the original regime expired. Consequently, for the year ended December 31, 2025, income taxes reflect the benefits under the new Patent Box regime only.

A reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2025, 2024 and 2023 is provided below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Profit before taxes	2,063,635	1,888,956	1,602,354
Theoretical income tax rate	24.0%	24.0%	24.0%
Theoretical income tax expense	495,272	453,349	384,565
Tax effect on:
Permanent and other differences	(104,596)	(145,802)	(95,836)
Italian Regional Income Tax (IRAP)	70,332	50,408	48,912
Effect of changes in tax rates and tax regulations	653	938	961
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,265	2,681	2,156
Taxes relating to prior years	(2,880)	(2,955)	2,276
Withholding tax on earnings	3,073	4,424	1,863
Income tax expense	464,119	363,043	344,897

Effective tax rate	22.5%	19.2%	21.5%

The effective tax rate was 22.5 percent, 19.2 percent and 21.5 percent for the years ended December 31, 2025, 2024 and 2023, respectively. The Patent Box benefit is included within “permanent and other differences” in the tax rate reconciliation above.
Imposta Regionale sulle Attività Produttive (“IRAP”) (current and deferred) in 2025, 2024 and 2023 amounted to €70,332 thousand, €50,408 thousand and €48,912 thousand, respectively. IRAP is only applicable to Italian entities and is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is calculated using financial information prepared under Italian accounting standards. IRAP is applied on the tax base at 3.9 percent for each of the years ended December 31, 2025, 2024 and 2023.

A breakdown of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 is provided below.

	At December 31,
	2025	2024
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	134,196	93,073
To be recovered within 12 months	91,809	143,718
	226,005	236,791
Deferred tax liabilities:
To be realized after 12 months	(146,463)	(82,429)
To be realized within 12 months	(107,924)	(27,587)
	(254,387)	(110,016)
Net deferred tax (liabilities)/assets	(28,382)	126,775
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are summarized below.

	At December 31, 2024	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2025
	(€ thousand)
Deferred tax assets arising on:
Provisions	194,630	17,357	—	(2,625)	209,362
Intercompany profit on inventory and obsolescence	135,636	7,624	—	(593)	142,667
Allowances for doubtful accounts	6,836	1,009	—	15	7,860
Depreciation	17,861	271	—	(60)	18,072
Trademark step-up	77,004	(1,674)	—	—	75,330
Patent Box regime	133,492	(89,018)	—	—	44,474
Other	27,864	(20,744)	(33,704)	(11,414)	(37,998)
Deferred tax assets (prior to offsetting)	593,323	(85,175)	(33,704)	(14,677)	459,767
Offsetting of deferred tax assets	(356,532)				(233,762)
Total deferred tax assets	236,791				226,005

Deferred tax liabilities arising on:
Depreciation	(4,258)	1,294	—	320	(2,644)
Capitalization of development costs	(422,389)	(29,900)	—	—	(452,289)
Tax on undistributed earnings	(20,037)	8,618	—	—	(11,419)
Other	(19,864)	(1,393)	—	(540)	(21,797)
Total deferred tax liabilities (prior to offsetting)	(466,548)	(21,381)	—	(220)	(488,149)
Offsetting of deferred tax liabilities	356,532				233,762
Total deferred tax liabilities	(110,016)				(254,387)

Total net deferred tax assets/(liabilities)	126,775	(106,556)	(33,704)	(14,897)	(28,382)

	At December 31, 2023	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2024
	(€ thousand)
Deferred tax assets arising on:
Provisions	183,035	10,703	—	892	194,630
Intercompany profit on inventory and obsolescence	119,920	15,522	—	194	135,636
Allowances for doubtful accounts	5,060	1,787	—	(11)	6,836
Depreciation	17,782	92	—	(13)	17,861
Trademark step-up	78,678	(1,674)	—	—	77,004
Patent Box regime	94,268	39,224	—	—	133,492
Other	20,873	(10,217)	14,010	3,198	27,864
Deferred tax assets (prior to offsetting)	519,616	55,437	14,010	4,260	593,323
Offsetting of deferred tax assets	(302,063)				(356,532)
Total deferred tax assets	217,553				236,791

Deferred tax liabilities arising on:
Depreciation	(3,458)	(645)	—	(155)	(4,258)
Capitalization of development costs	(385,257)	(37,132)	—	—	(422,389)
Tax on undistributed earnings	(18,859)	(1,178)	—	—	(20,037)
Other	(31,335)	1,001	9,768	702	(19,864)
Total deferred tax liabilities (prior to offsetting)	(438,909)	(37,954)	9,768	547	(466,548)
Offsetting of deferred tax liabilities	302,063				356,532
Total deferred tax liabilities	(136,846)				(110,016)

Total net deferred tax assets/(liabilities)	80,707	17,483	23,778	4,807	126,775
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans.

Deferred taxes on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future. At December 31, 2025, the aggregate amount of temporary differences related to remaining distributable earnings of the Group’s subsidiaries where deferred tax liabilities have not been recognized amounted to €395,685 thousand (€286,653 thousand at December 31, 2024).